Schedule of pension cost components France (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
FRANCE [Member]
Benefit obligations	€ 665	€ 665	€ 491	€ 491	€ 517	€ 517	€ 386
Service cost	35		39		29
Interest cost	16		17		18
Actuarial (gain) loss	123		(75)		93
Amortization of net prior service cost (Credit)	4	0				0
Benefits paid		0		(11)		(8)
Unrecognized actuarial (gain) loss	89	89	27	27	38	38
Unrecognized prior service cost	25	25	(33)	(33)	30	30
Accrued pension cost	550		498		449
JAPAN [Member]
Benefit obligations	742	742	640	640	538	538	646
Service cost	64		46		61
Interest cost		9		7		6
Actuarial (gain) loss		35		156		(6)
Benefits paid		(4)		0		(93)
Unrecognized actuarial (gain) loss	299	299	280	280	157	157
Accrued pension cost	€ 443		€ 360		€ 380